Reconciliation of operating (loss)/profit to headline operating profit - Summary of reconciliation of operating profit to headline operating profit (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of operating profit to headline operating profit [Abstract]
Operating profit	£ 538.7	£ 483.6
Amortisation and impairment of acquired intangible assets	31.5	30.1
Losses on disposal of investments and subsidiaries	48.1	1.0
Gains (losses) on remeasurement of equity interests arising from change in scope of ownership	60.4	0.0
Litigation settlement	0.0	21.7
Restructuring and transformation costs	75.3	34.3
Restructuring costs in relation to COVID-19	5.9	19.7
Headline operating profit	£ 639.1	£ 590.4